Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 1

A.	DATES				Begin	End	# days

1	Determination Date					9/18/2012
2	Payment Date					9/20/2012
3	Collection Period				7/29/2012	9/1/2012	35
4	Monthly Interest Period - Actual				8/20/2012	9/19/2012	31
5	Monthly Interest - Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	—	—	—	—	—
8	Class A-3 Notes	347,000,000.00	163,166,294.36	—	44,905,421.20	118,260,873.16	0.3408094
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$262,166,294.36	$—	$44,905,421.20	$217,260,873.16

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$476,452,784.84			$431,547,363.64

13	NPV Lease Payments Receivable	535,197,375.56	102,825,770.30			88,701,135.48
14	NPV Base Residual	655,283,127.08	373,627,014.54			342,846,228.16

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.2991%	—	—	—	—
16	Class A-2 Notes		0.7700%	—	—	—	—
17	Class A-3 Notes		0.9900%	134,612.19	0.3879314	45,040,033.39	129.7983671
18	Class A-4 Notes		1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities			231,962.19		45,137,383.39

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						11,756,170.79
20	Pull Ahead Waived Payments						263,430.68
21	Sales Proceeds - Early Terminations						17,005,987.54
22	Sales Proceeds - Scheduled Terminations						20,185,938.59
23	Security Deposits for Terminated Accounts						37,447.00
24	Excess Wear and Tear Received						111,580.54
25	Excess Mileage Charges Received						116,897.60
26	Other Recoveries Received						60,290.59

27	Subtotal: Total Collections						49,537,743.33

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						3,839.11

31	Total Available Funds, prior to Servicer Advances						49,541,582.44

32	Servicer Advance						—

33	Total Available Funds						49,541,582.44

34	Reserve Account Draw						—

35	Available for Distribution						49,541,582.44

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						397,043.99
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						231,962.19
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					48,907,576.26
49	Regular Principal Distribution Amount					44,905,421.20
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						44,905,421.20
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						4,002,155.06

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		262,166,294.36
55	Less: Aggregate Securitization Value (End of Collection Period)		(431,547,363.64)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		262,166,294.36
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(217,260,873.16)

61	Regular Principal Distribution Amount		44,905,421.20

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		431,547,363.64
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,286,490.48)

65	Targeted Note Balance		217,260,873.16

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		49,541,582.44
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		397,043.99
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		231,962.19
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		48,907,576.26
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		48,907,576.26

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,402.51
85	Initial Reserve Account Balance		5,952,402.51
86	Beginning Reserve Account Balance		5,952,402.51
87	Plus: Net Investment Income for the Collection Period		331.30

88	Subtotal: Reserve Fund Available for Distribution		5,952,733.81
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,952,733.81
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		331.30

93	Equals: Ending Reserve Account Balance		5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	1,352	19,702,005.53
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(20,205,587.59)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(29,859.25)
99	Less: Excess Wear and Tear Received		(111,580.54)
100	Less: Excess Mileage Received		(116,897.60)

101	Current Period Net Residual Losses/(Gains)	1,352	(761,919.45)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	8,946	(13,377,226.75)
104	Current Period Net Residual Losses (Item 101)	1,352	(761,919.45)

105	Ending Cumulative Net Residual Losses	10,298	(14,139,146.20)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.19%

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,480,503	431,547,364
109	Aggregate Base Residual Value			769,817,973	362,993,308
110	Number of Current Contracts			48,182	22,996
111	Weighted Average Lease Rate			2.69%	2.65%
112	Average Remaining Term			27.4	8.6
113	Average Original Term			38.2	39.4
114	Proportion of Base Prepayment Assumption Realized				121.59%
115	Actual Monthly Prepayment Speed				1.62%
116	Turn-in Ratio on Scheduled Terminations				86.54%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		25,249	502,880,998	476,452,785
118	Depreciation/Payments			(8,717,702)	(8,761,720)
119	Gross Credit Losses		(15)	(281,380)	(293,096)
120	Early Terminations - Regular		(698)	(13,980,427)	(13,305,180)
121	Early Terminations - Lease Pull Aheads		(188)	(3,030,959)	(2,843,420)
122	Scheduled Terminations - Returned to VCI	17,602,127	(1,170)	(17,727,701)	(17,157,440)
123	Scheduled Terminations - Purchased	2,603,461	(182)	(2,614,576)	(2,544,566)

124	Pool Balance - End of Period		22,996	456,528,253	431,547,364

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		22,778	427,474,046	99.06%
127	31 - 90 Days Delinquent		180	3,382,287	0.78%
128	91+ Days Delinquent		38	691,030	0.16%

129	Total		22,996	431,547,364	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			15	293,096
132	Aggregate Liquidation Proceeds on charged-off units				(148,011)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(20,139)

136	Current Period Aggregate Net Credit Losses/(Gains)			15	124,945

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			297	1,603,156
139	Current Period Net Credit Losses (Item 136)			15	124,945

140	Ending Cumulative Net Credit Losses			312	1,728,101

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.15%

					Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity				450
144	61 - 120 Days since Contract Maturity				73
145	121+ Days since Contract Maturity				10

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-01-12	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
10/20/2012	13,963,863
11/20/2012	14,916,490
12/20/2012	11,626,089
1/20/2013	18,871,388
2/20/2013	20,805,817
3/20/2013	26,815,194
4/20/2013	30,408,085
5/20/2013	32,854,772
6/20/2013	30,169,444
7/20/2013	33,626,536
8/20/2013	30,960,803
9/20/2013	32,637,596
10/20/2013	27,699,081
11/20/2013	20,957,512
12/20/2013	20,391,943
1/20/2014	17,987,707
2/20/2014	15,356,625
3/20/2014	9,627,001
4/20/2014	3,822,503
5/20/2014	3,087,850
6/20/2014	3,102,197
7/20/2014	2,817,720
8/20/2014	2,640,502
9/20/2014	2,999,066
10/20/2014	3,210,437
11/20/2014	174,786
12/20/2014	16,027
1/20/2015	328
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—

Total:	431,547,364

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month